Subsequent Events (Details Narrative) - USD ($)																	1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2023	Sep. 30, 2023	Sep. 18, 2023	Aug. 18, 2023	Aug. 10, 2023	Jul. 13, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Dec. 31, 2023	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Nov. 16, 2022
Subsequent Event [Line Items]
Sale of IPO Units																		$ 115,000,000	$ 98,062,139
Number of shares issued																			9,604,519
Cash		$ 86,944											$ 47,789					$ 715,727	$ 86,944	$ 47,789
Share price		$ 0.045											$ 0.045						$ 0.045	$ 0.045	$ 0.045	$ 0.045
Shares issued price per share		$ 10.00											$ 10.00						$ 10.00	$ 10.00
Business combination redeem		100.00%											100.00%						100.00%	100.00%
Proceeds from issuance initial public offering		$ 111,444,250											$ 111,444,250
Underwriters Agreement [Member] | Underwritting Deferred Fee [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering																			$ 4,025,000	$ 4,025,000
Percentage of gross offering proceeds payable																			3.50%	3.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued price per share					$ 10.00
Subsequent Event [Member] | Underwriters Agreement [Member]
Subsequent Event [Line Items]
Percentage of underwriting discount					2.00%
Proceeds from issuance initial public offering					$ 2,300,000
Percentage of gross offering proceeds payable					3.50%
Subsequent Event [Member] | Underwriters Agreement [Member] | Underwritting Deferred Fee [Member]
Subsequent Event [Line Items]
Sale of IPO Units																	$ 2,025,000
Number of shares issued																	202,500
Cash																	$ 2,000,000
Share price																	$ 10
Proceeds from issuance initial public offering					$ 4,025,000
Subsequent Event [Member] | Underwriters Agreement [Member] | Underwritting Deferred Fee [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares issued price per share																	$ 10.00
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares par value		$ 0.0001	$ 0.045	$ 0.045			$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.045	$ 0.045	$ 0.045		$ 0.0001	$ 0.0001	$ 0.0001
Sale of IPO Units			$ 54,762	$ 54,762			$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297		$ 85,297	$ 54,762	$ 85,297			$ 7,476,716
Number of shares issued			1,126,932	1,126,932			1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481		1,895,481	1,126,932	1,895,481			678,549
Shares issued price per share		$ 11.02																	$ 11.02
Business combination redeem		100.00%			100.00%								100.00%						100.00%	100.00%			100.00%
Common Class A [Member] | Share Holders [Member]
Subsequent Event [Line Items]
Sale of IPO Units																				$ 98,062,139
Number of shares issued																			1,216,932	9,604,519
Shares issued price per share		$ 10.21											$ 10.21						$ 10.21	$ 10.21
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares par value	$ 0.045					$ 0.045				$ 0.045	$ 0.045	$ 0.045
Sale of IPO Units	$ 54,761.94					$ 85,297				$ 85,297	$ 85,297	$ 85,297
Number of shares issued	1,216,932					1,895,481				1,895,481	1,895,481	1,895,481
Business combination redeem					100.00%
Common Class A [Member] | Subsequent Event [Member] | Share Holders [Member]
Subsequent Event [Line Items]
Sale of IPO Units					$ 7,430,111.55
Number of shares issued					678,549
Shares issued price per share					$ 10.95